Basis of preparation and material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of equity interest in subsidiaries
Below are the Company’s main subsidiaries:

Subsidiary name	Equity interest			Place of business	Main activity
	December 31, 2023	December 31, 2022	December 31, 2021

Vista Energy Holding I, S.A. de C.V. (“Vista Holding I”)	100%	100%	100%	Mexico	Holding company
Vista Energy Holding II, S.A. de C.V. (“Vista Holding II”)	100%	100%	100%	Mexico	Exploration and production (1)
Vista Energy Holding III, S.A. de C.V.	100%	100%	100%	Mexico	Services
Vista Energy Holding IV, S.A. de C.V.	100%	100%	100%	Mexico	Services
Vista Oil & Gas Holding V B.V.	100%	100%	100%	Netherland	Holding company
Vista Complemento S.A. de C.V. (3)	—%	—%	100%	Mexico	Services
Vista Holding VII S.á.r.l.	100%	100%	100%	Luxembourg	Holding company
Vista Argentina	100%	100%	100%	Argentina	Exploration and production (1)

Subsidiary name	Equity interest			Place of business	Main activity
	December 31, 2023	December 31, 2022	December 31, 2021
Aleph Midstream S.A. (“Aleph”)	100%	100%	100%	Argentina	Services (2)
Aluvional S.A. (“Aluvional”)	100%	100%	100%	Argentina	Mining and industry
AFBN S.R.L. (“AFBN”)	100%	100%	100%	Argentina	Exploration and production (1)
VX Ventures Asociación en Participación	100%	100%	100%	Mexico	Holding company

(1)	It refers to the exploration and production of natural gas and crude oil.
(2)	Including operations related to the capture, treatment, transport and distribution of hydrocarbons and derivatives.
(3)	Subsidiary merged with Vista Holding II on January 1, 2022.

Summary of useful lives of property plant and equipment
The Company’s remainder items of property, plant and equipment (including significant identifiable components) are depreciated using the straight-line method based on their estimated useful lives, as detailed below:

Buildings	50 years
Machinery and installations	10 years
Equipment and furniture	10 years
Vehicles	5 years
Computer equipment	3 years